Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Warrants and compensation options [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2021	$ 147,729,846	$ 5,328,455	$ 46,954,333	$ (2,053,917)	$ (172,986,970)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	418,845					$ 418,845
Fair value of stock options exercised	374,129		(374,129)
Fair value of expired warrants and compensation options	284,437					284,437
Fair value of warrants and compensation warrants exercised	79,547	(79,547)
Funds from common shares issued through ATM Financing
Funds from common shares issued on public or private offerings	3,184,332
Share issue costs	(247,892)
Common shares issued to settle accounts payable	40,029
Fair value of warrants issued on public or private offering	(656,734)
Fair value of warrants issued on private placement		656,734
Stock-based compensation			4,436,604
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				(606,364)
Net loss					(21,036,690)	(21,036,690)
Total Shareholders’ Equity at Dec. 31, 2022	151,206,539	5,905,642	51,016,808	(2,660,281)	(194,023,660)	11,445,048
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	668,259					668,259
Fair value of stock options exercised	587,035		(587,035)
Fair value of expired warrants and compensation options	7,767,067	(816,744)	816,744			7,767,067
Fair value of warrants and compensation warrants exercised	4,418,783	(4,418,783)
Funds from common shares issued through ATM Financing	983,194
Funds from common shares issued on public or private offerings	1,607,400
Share issue costs	(578,317)
Common shares issued to settle accounts payable
Fair value of warrants issued on public or private offering	(954,537)
Fair value of warrants issued on private placement
Stock-based compensation			4,201,444
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				59,223
Net loss					(20,267,365)	(20,267,365)
Total Shareholders’ Equity at Dec. 31, 2023	165,705,423	670,115	55,447,961	(2,601,058)	(214,291,025)	4,931,416
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	754,711					754,711
Fair value of stock options exercised	2,209,196		(2,209,196)
Fair value of expired warrants and compensation options	3,725,565	(16,616)	16,616			3,725,565
Fair value of warrants and compensation warrants exercised	4,816,224	(1,260,120)
Funds from common shares issued through ATM Financing	9,362,235
Funds from common shares issued on public or private offerings	69,211,854
Share issue costs	(878,185)
Common shares issued to settle accounts payable
Fair value of warrants issued on public or private offering	(31,164,688)
Fair value of warrants issued on private placement		11,764,359
Stock-based compensation			5,469,369
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				651,970
Net loss					(56,695,823)	(56,695,823)
Total Shareholders’ Equity at Dec. 31, 2024	$ 223,742,335	$ 11,157,738	$ 58,724,750	$ (1,949,088)	$ (270,986,848)	$ 20,688,887